Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events [Text Block]

29. Subsequent Events

Subsequent to the year ended March 31, 2025, the Company entered into an amended and restated equity distribution agreement (the "Amended Equity Distribution Agreement") among Keefe, Bruyette & Woods, Inc., Stifel Nicolaus Canada Inc., Canaccord Genuity, Roth Canada, Inc., B. Riley Securities, Inc., and Northland Securities, Inc. (collectively, the "Agents"). The Amended Equity Distribution Agreement restates and supersedes the previous equity distribution agreement (the "October 2024 Agreement"), among the Company and the Agents, pursuant to which the Company sold common shares of the Company (the "Common Shares") for aggregate proceeds of US$180.8 million. Pursuant to the Amended Equity Distribution Agreement, the Company may sell up to US$119.2 million of Common Shares (the "ATM Program").

Subsequent to the year ended March 31, 2025, the Company issued 35,039,119 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of $64.5 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $1.84 (C$2.54). Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $0 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement.

On April 17, 2025, the Company granted 2,797,000 RSU to certain employees, officers, directors and eligible consultants of the Company with a fair value of C$2.05 per share and vesting on April 17, 2026.

On April 21, 2025, the Company received a covenant amendment from its lender in relation to the Atlantic Term Loans maintained by HIVE Atlantic Datacentres Ltd. As part of this modification, the lender formally withdrew the following financial covenants:

  A minimum working capital ratio of 1.20:1
  A maximum long-term debt to tangible net worth ratio of 2.00:1

The following covenant remains in effect and must be maintained at all times:

  A minimum debt service coverage ratio to EBITDA of 1.50:1

As at March 31, 2025, HIVE Atlantic Datacentres Ltd. was in compliance with the required debt service coverage ratio covenant.

Subsequent to March 31, 2025, the Company paid the remaining balance owing to ANDE for its deposit on the power purchase agreement.

Subsequent to the year ended March 31, 2025, the Company issued 600,000 common shares for total proceeds of $735 pursuant to the exercise of 500,000 options at a price of $1.25 per stock option and 100,000 options at a price of $1.10 per stock option.